Financial Instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Foreign currency derivatives [Abstract]
Foreign exchange forward contracts notional amount | $				$ 887	$ 1,035
Gain (Loss) on foreign exchange forward contracts	CAD (72)	CAD (1)	CAD 61
Other Current Assets [Member]
Foreign currency derivatives [Abstract]
Unrealized gain (loss) on foreign exchange forward contracts	0	19
Accounts Payable and Other [Member]
Foreign currency derivatives [Abstract]
Unrealized gain (loss) on foreign exchange forward contracts	CAD (19)	CAD (1)